RETIREMENT PLANS	12 Months Ended
Dec. 31, 2012
RETIREMENT PLANS
RETIREMENT PLANS

15. RETIREMENT PLANS

Pension and Postretirement Health Care Benefits Plans

As part of the merger with Nalco, the company assumed sponsorship of the Nalco qualified and non-qualified pension and other postretirement benefit plans. The Nalco U.S. qualified pension plan merged into the Ecolab U.S. qualified pension plan effective December 31, 2012, and certain Nalco employees became eligible to participate in the merged plan.

The company has a non-contributory qualified defined benefit pension plan covering most of its U.S. employees. The company also has U.S. non-contributory non-qualified defined benefit plans, which provide for benefits to employees in excess of limits permitted under its U.S. pension plan. The non-qualified plans are not funded and the recorded benefit obligation for the non-qualified plans was $110 million and $94 million at December 31, 2012 and 2011, respectively. The measurement date used for determining the U.S. pension plan assets and obligations is December 31.

Various international subsidiaries also have defined benefit pension plans. International plans are funded based on local country requirements. The measurement date used for determining the international pension plan assets and obligations is November 30, the fiscal year-end of the company’s international affiliates.

The company provides postretirement health care benefits to certain U.S. employees. The corresponding plans are contributory based on years of service and family status, with retiree contributions adjusted annually. The measurement date used to determine the U.S. postretirement health care plan assets and obligations is December 31. Certain employees outside the U.S. are covered under government-sponsored programs, which are not required to be fully funded. The expense and obligation for providing international postretirement health care benefits are not significant.

The following table sets forth financial information related to the company’s pension and postretirement health care plans:

	U.S. PENSION(a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2012	2011	2012	2011	2012	2011
Accumulated Benefit Obligation, end of year	$1,889.2	$1,683.5	$1,075.2	$896.0	$281.5	$277.3
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,892.4	1,154.7	978.6	579.4	277.3	159.4
Service cost	50.5	46.7	29.6	23.1	5.1	2.2
Interest	89.3	63.4	48.3	28.2	12.9	9.0
Participant contributions			4.1	3.7	10.0	4.4
Medicare subsidies received					1.9	0.7
Curtailments and settlements			(4.8)	(5.4)
Plan amendments	(24.8)		(8.3)	(3.7)	(1.8)	0.1
Actuarial loss (gain)	173.0	128.9	165.5	(43.0)	0.7	(6.2)
Assumed through acquisitions		537.4	6.9	402.8		121.4
Benefits paid	(75.3)	(38.7)	(35.2)	(26.3)	(24.6)	(13.7)
Foreign currency translation			(4.1)	19.8
Projected benefit obligation, end of year	2,105.1	1,892.4	1,180.6	978.6	281.5	277.3
Plan Assets
Fair value of plan assets, beginning of year	1,352.1	988.9	612.6	318.5	16.6	19.6
Actual returns on plan assets	174.0	7.3	57.3	9.7	1.9	0.2
Company contributions	182.7	104.4	52.5	44.0	19.7	8.2
Participant contributions			4.1	3.7	1.5	2.3
Assumed through acquisitions		290.2		257.6
Settlements			(3.5)	(4.3)
Benefits paid	(75.3)	(38.7)	(35.2)	(26.3)	(24.6)	(13.7)
Foreign currency translation			1.5	9.7
Fair value of plan assets, end of year	1,633.5	1,352.1	689.3	612.6	15.1	16.6
Funded Status, end of year	(471.6)	(540.3)	(491.3)	(366.0)	(266.4)	(260.7)

Amounts recognized in Consolidated Balance Sheet:
Other assets			7.0	22.3
Other current liabilities	(9.8)	(10.6)	(13.1)	(11.4)	(7.4)	(8.0)
Postretirement healthcare and pension benefits	(461.8)	(529.7)	(485.2)	(376.9)	(259.0)	(252.7)
Net liability	(471.6)	(540.3)	(491.3)	(366.0)	(266.4)	(260.7)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	769.1	690.4	241.3	102.8	12.3	12.9
Unrecognized net prior service costs (benefits)	(54.5)	(33.9)	(7.1)	(2.5)	(1.5)	0.3
Tax benefit	(273.0)	(251.7)	(67.1)	(30.8)	(5.7)	(6.2)
Accumulated other comprehensive loss, net of tax	441.6	404.8	167.1	69.5	5.1	7.0

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(45.1)	(31.8)	(6.2)	(8.1)	(0.4)	(0.2)
Amortization of prior service costs (benefits)	4.2	4.2	(0.3)	(0.1)	(0.1)	(0.1)
Current period net actuarial loss (gain)	126.2	222.2	143.4	(30.2)	(0.1)	(5.0)
Current period prior service costs (benefits)	(24.8)		(4.3)	(3.7)	(1.8)	0.1
Settlement	(2.4)
Tax expense (benefit)	(21.3)	(72.4)	(36.3)	10.5	0.5	1.9
Foreign currency translation			1.3	6.6
Other comprehensive loss (income)	36.8	122.2	97.6	(25.0)	(1.9)	(3.3)

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2013 are as follows:

	U.S.	INTERNATIONAL	U.S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss	$62.3	$11.1	$0.6
Net prior service costs/(benefits)	(6.9)	(0.5)	(0.3)
Total	$55.4	$10.6	$0.3

(a) Includes qualified and non-qualified plans

The aggregate projected benefit obligation, accumulated benefit obligation and fair value of pension plan assets for plans with accumulated benefit obligations in excess of plan assets were as follows:

DECEMBER 31 (MILLIONS)	2012	2011
Aggregate projected benefit obligation	$2,931.8	$2,638.2
Accumulated benefit obligation	2,635.0	2,378.2
Fair value of plan assets	1,972.1	1,727.8

These plans include the U.S. non-qualified pension plans which are not funded, as well as the U.S. qualified pension plan. These plans also include various international pension plans, which are funded consistent with local practices and requirements.

Plan Assets

The fair value hierarchy of plan assets is determined by using a methodology that categorizes the inputs used to measure fair value. The first category is for unadjusted quoted prices in an active market that are accessible at the measurement date for identical assets or liabilities (Level 1). The second category is for values measured using other observable inputs, such as quoted prices for a similar asset or liability in an active market (Level 2). The third category is for fair value measurements based on significant unobservable inputs (Level 3).

Cash, and certain equity securities and fixed income (Level 1): Valued at the quoted market prices of shares held by the plans at year-end in the active market on which the individual securities are traded.

Real estate, insurance contracts, and certain equity securities and fixed income (Level 2): Valued based on inputs other than quoted prices that are observable for the securities.

Hedge funds and private equity (Level 3): Valued based on the net asset values of the underlying partnerships. The net asset values of the partnerships are based on the fair values of the underlying investments of the partnerships. Quoted market prices are used to value the underlying investments of the partnerships, where available.

United States

The allocation and fair value of the company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2012	2011	2012	2011
Equity securities:
Large cap equity	34%	34%	36%	38%
Small cap equity	9	9	10	10
International equity	13	13	14	12
Fixed income:
Core fixed income	18	22	19	22
High-yield bonds	5	2	5	2
Emerging markets	2	—	2	—
Other:
Real estate	4	4	3	4
Hedge funds	9	10	8	9
Private equity	6	6	3	3
Total	100%	100%	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.8			$8.8
Equity securities:
Large cap equity	594.2			594.2
Small cap equity	159.9			159.9
International equity	223.7			223.7
Fixed income:
Core fixed income	308.9			308.9
High-yield bonds	81.8			81.8
Emerging markets	32.6			32.6
Other:
Real estate		$55.5		55.5
Hedge funds			$134.6	134.6
Private equity			48.2	48.2
Other		0.4		0.4
Total	$1,409.9	$55.9	$182.8	$1,648.6

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities:
Large cap equity	$525.1			525.1
Small cap equity	131.0			131.0
International equity	161.8			161.8
Fixed income:
Core fixed income	303.5			303.5
High-yield bonds	21.0			21.0
Emerging markets	6.1			6.1
Other:
Real estate		$49.4		49.4
Hedge funds			$127.1	127.1
Private equity			41.5	41.5
Other	1.7	0.5		2.2
Total	$1,150.2	$49.9	$168.6	$1,368.7

For those assets that are valued using significant unobservable inputs (level 3), the following is a rollforward of the significant activity for the year:

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Balance at December 31, 2010	$55.4	$10.6
Assumed through Nalco merger	25.9	21.0
Unrealized gains (losses)	(0.9)	2.7
Purchases, sales and settlements, net	46.7	7.2
Transfers in and/or out	—	—
Balance at December 31, 2011	$127.1	$41.5
Unrealized gains	7.5	1.0
Realized gains	—	3.3
Purchases, sales and settlements, net	—	2.4
Transfers in and/or out	—	—
Balance at December 31, 2012	$134.6	$48.2

The company is responsible for the valuation process and seeks to obtain quoted market prices for all securities. When quoted market prices are not available, a number of methodologies are used to establish fair value estimates, including discounted cash flow models, prices from recently executed transactions of similar securities or broker/dealer quotes using market observable information to the extent possible. The company reviews the values generated by those models for reasonableness and, in some cases, further analyzes and researches values generated to ensure their accuracy, which includes reviewing other publicly available information.

The company’s U.S. investment strategy and policies are designed to maximize the possibility of having sufficient funds to meet the long-term liabilities of the pension fund, while achieving a balance between the goals of asset growth of the plan and keeping risk at a reasonable level. Current income is not a key goal of the plan. The asset allocation position reflects the ability and willingness to accept relatively more short-term variability in the performance of the pension plan portfolio in exchange for the expectation of better long-term returns, lower pension costs and better funded status in the long run.

The pension fund is diversified across a number of asset classes and securities. Selected individual portfolios within the asset classes may be undiversified while maintaining the diversified nature of total plan assets. The company has no significant concentration of risk in its U.S. plan assets.

International

The allocation of plan assets and fair value of the company’s international plan assets for its defined benefit pension plans are as follows:

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2012	2011
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	42	41
Fixed income:
Corporate bonds	23	22
Government bonds	18	20
Total fixed income	41	42
Other:
Insurance contracts	14	15
Real estate	2	1
Other	—	—
Total	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.0			$8.0
Equity securities:
International equity		$288.8		288.8
Fixed income:
Corporate bonds	5.2	150.7		155.9
Government bonds	8.1	117.4		125.5
Other:
Insurance contracts		96.4		96.4
Real estate		10.7		10.7
Other	0.5	3.5		4.0
Total	$21.8	$667.5		$689.3

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$6.7			$6.7
Equity securities:
International equity		$248.0		248.0
Fixed income:
Corporate bonds	10.9	126.1		137.0
Government bonds	17.1	102.3		119.4
Other:
Insurance contracts		92.5		92.5
Real estate		9.0		9.0
Total	$34.7	$577.9		$612.6

Assets of funded retirement plans outside the U.S. are managed in each local jurisdiction and asset allocation strategy is set in accordance with local rules, regulations and practice. Therefore, no overall target asset allocation is presented. Although equity securities are all considered international for the company, some equity securities are considered domestic for the local plan. The funds are invested in a variety of equities, bonds and real estate investments and, in some cases, the assets are managed by insurance companies which may offer a guaranteed rate of return. The company has no investments that are level 3 in its international plan assets. The company has no significant concentration of risk in its international plan assets. During fiscal year 2012, the company reviewed the hierarchy classification of international pension assets. The company determined certain investments previously classified as level 1 assets had valuation characteristics more consistent with level 2 assets. These investments are primarily funds invested in traded securities. The 2011 hierarchy classification of these investments has been revised to correct the presentation. There were no transfers from level 1 or 2 to level 3 during the fiscal years ended December 31, 2012 and 2011.

Net Periodic Benefit Costs

Pension and postretirement health care benefits expense for the company’s operations are as follows:

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost - employee benefits earned during the year	$50.5	$46.7	$50.6	$29.6	$23.1	$18.9	$5.1	$2.2	$2.0
Interest cost on benefit obligation	89.3	63.4	62.6	48.3	28.2	26.7	12.9	9.0	8.8
Expected return on plan assets	(127.1)	(100.6)	(90.1)	(42.3)	(22.5)	(17.0)	(1.2)	(1.4)	(1.5)
Recognition of net actuarial loss	45.1	31.8	24.7	3.9	5.7	4.0	0.4	0.2	0.2
Amortization of prior service cost (benefit)	(4.2)	(4.2)	0.5	0.2	0.1	0.4	0.1	0.1	(0.4)
Settlements/Curtailments	2.4	—	0.3	1.6	1.3	0.1	—	—	—
Total expense	$56.0	$37.1	$48.6	$41.3	$35.9	$33.1	$17.3	$10.1	$9.1

(a) Includes qualified and non-qualified plans

Plan Assumptions

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2012	2011	2010	2012	2011	2010	2012	2011	2010
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.14%	4.86%	5.41%	4.04%	5.02%	4.62%	3.95%	4.80%	5.41%
Projected salary increase	4.32	4.08	4.32	2.74	2.98	3.40
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	4.85	5.23	5.84	5.66	4.26	5.21	4.80	5.34	5.84
Expected return on plan assets	8.25	8.44	8.50	6.87	6.37	6.22	8.25	8.50	8.50
Projected salary increase	4.08	4.07	4.32	3.59	3.62	3.38

(a) Includes qualified and non-qualified plans

The discount rate assumptions for the U.S. plans are developed using a bond yield curve constructed from a population of high-quality, non-callable, corporate bond issues with maturities ranging from six months to thirty years. A discount rate is estimated for the U.S. plans and is based on the durations of the underlying plans.

The expected long-term rate of return used for the U.S. plans is generally based on the pension plan’s asset mix. The company considers expected long-term real returns on asset categories, expectations for inflation, and estimates of the impact of active management of the assets in coming to the final rate to use. The company also considers actual historical returns.

The expected long-term rate of return used in the company’s international plans is determined in each local jurisdiction and is based on the assets held in that jurisdiction, the expected rate of returns for the type of assets held and any guaranteed rate of return provided by the investment. The other assumptions used to measure the international pension obligations, including discount rate, vary by country based on specific local requirements and information. As previously noted, the measurement date for these plans is November 30.

For postretirement benefit measurement purposes as of December 31, 2012, the annual rates of increase in the per capita cost of covered health care were assumed to be 7.5%. The rates were assumed to decrease each year until they reach 5% in 2019 and remain at those levels thereafter. Health care costs for certain employees which are eligible for subsidy by the company are limited by a cap on the subsidy.

Assumed health care cost trend rates have an effect on the amounts reported for the company’s U.S. postretirement health care benefits plan. A one-percentage point change in the assumed health care cost trend rates would have the following effects:

	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$(0.1)	$0.1
Effect on postretirement benefit obligation	2.3	(2.9)

Multiemployer Plan

The company contributes to a multiemployer defined benefit pension plan under the terms of a collective-bargaining agreement that covers certain of its union-represented employees. Participation in the multiemployer pension plan is not considered significant to the company as a whole. The risks of participating in a multiemployer plan are different from single-employer pension plans such that assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers. Additionally, if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. The company contributed $0.5 million during 2012, $0.4 million during 2011 and $0.5 million during 2010 to its multiemployer defined benefit pension plan. If the company chooses to stop participating in the multiemployer plan, the company may be required to pay the plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability. During the fourth quarter of 2012 the company determined that a withdrawal from the multiemployer plan was probable and recorded an estimated liability of $4.7 million.

Cash Flows

As of year-end 2012, the company’s estimate of benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter for the company’s pension and postretirement health care benefit plans are as follows:

		MEDICARE SUBSIDY
MILLIONS	ALL PLANS	RECEIPTS
2013	$169	$2
2014	170	2
2015	171	—
2016	184	—
2017	200	—
2018-2022	1,075	—

Depending on plan funding levels, the U.S. defined benefit qualified pension plan provides certain terminating participants with an option to receive their pension benefits in the form of lump sum payments. This option resulted in a settlement charge of $2.4 million, recorded in special (gains) and charges in the fourth quarter of 2012.

The company is currently in compliance with all funding requirements of its U.S. pension and postretirement health care plans.

Based on plan asset values as of December 31, 2011, the company was required to make contributions of $38 million to its Nalco U.S. pension plan during 2012. During 2012, a total of $180 million was funded to the Nalco U.S. pension plan. In the first quarter of 2011, the company made a $100 million voluntary contribution to its Ecolab U.S. pension plan.

The company’s funding policy for the U.S. pension plan is to maintain an asset balance that meets the long-term funding requirements identified by the projections of the pension plan’s actuaries while simultaneously satisfying the fiduciary responsibilities prescribed in ERISA. The company also takes into consideration the tax deductibility of contributions to the benefit plans.

The company is not aware of any expected refunds of plan assets within the next twelve months from any of its existing U.S. or international pension or postretirement benefit plans.

Savings Plan, ESOP and Profit Sharing

Legacy Ecolab

The company provides a 401(k) savings plan for substantially all legacy Ecolab U.S. employees. A new plan benefiting active employees accruing a final average pay or legacy cash balance pension benefit was spun off from the Ecolab 401(k) plan as of January 1, 2013. Under this plan, employee 401(k) contributions of up to 3% of eligible compensation are matched 100% by the company and employee 401(k) contributions over 3% and up to 5% of eligible compensation are matched 50% by the company. All other active legacy Ecolab U.S. employees remain in the Ecolab 401(k) plan but will receive a 100% match on 401(k) contributions of up to 4% of eligible compensation and a 50% match on 401(k) contributions of over 4% and up to 8% of eligible compensation. The company’s matching contributions are 100% vested immediately. The company’s matching contribution expense amounted to $26 million in 2012, $24 million in 2011 and $23 million in 2010.

Legacy Nalco

The company sponsors a defined contribution profit sharing and savings plan for most legacy Nalco U.S. employees. Under the legacy Nalco plan, annual profit sharing contributions are made to the accounts of participating employees that vary based on the company’s financial performance. Profit sharing and 401(k) matching contribution expenses during 2012 were $13 million and $17 million, respectively. Profit sharing and 401(k) matching contribution expenses from December 1, 2011 through the end of 2011 were $2 million and $1 million, respectively. The company had a payable to the plan of $14 million at December 31, 2012, primarily related to profit sharing, which will be paid during 2013.

Profit sharing contributions will no longer be made for plan years after December 31, 2012. Prior to January 1, 2013, the legacy Nalco plan provided for matching contributions of up to 4% of eligible compensation for employees who elect to contribute to 401(k) accounts. Beginning January 1, 2013, eligible legacy Nalco employees will receive a 100% match on 401(k) contributions of up to 4% of eligible compensation and a 50% match on 401(k) contributions of over 4% and up to 8% of eligible compensation.